Share-based payments - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) year	Dec. 31, 2022 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total liability arising from cash-settled share-based payments transactions | £	£ 4	£ 5
Sharesave | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life	3
Expected volatility	34.10%
Risk free interest rates	4.60%
Pure dividend yield rates	5.27%
Repo rates	(0.50%)
Sharesave | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life	5
Expected volatility	33.12%
Risk free interest rates	4.36%
Pure dividend yield rates	5.02%
Repo rates	(0.57%)